Note Payable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note Payable

7.    Note Payable

On May 9, 2011, the Company issued a $35,000 note payable to a related party by common directors (the “Note Payable”). The Note Payable bears interest at the Bank of Canada Prime Rate plus 1%. The Company may repay the entire Note Payable, including accrued interest, at anytime by advising the Lender of such intent to repay 15 days prior to the anticipated date of repayment. The Note Payable is payable on demand by the Lender. See Note. 13 Related Party Transactions.

During the year ended December 31, 2011, the Company recorded interest expense of $905, related to the Note Payable. At December 31, 2011, accrued interest related to the Note Payable was $905.